UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

RARE GLOBAL INFRASTRUCTURE VALUE FUND

FORM N-Q

DECEMBER 31, 2016

RARE GLOBAL INFRASTRUCTURE VALUE FUND

Schedule of investments (unaudited)	December 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 92.1%
CONSUMER DISCRETIONARY - 3.1%
Media - 3.1%
Eutelsat Communications SA	2,698	$52,228	(a)
SES, FDR	4,892	107,728	(a)

TOTAL CONSUMER DISCRETIONARY		159,956

ENERGY - 8.8%
Oil, Gas & Consumable Fuels - 8.8%
Enbridge Inc.	5,293	222,735
Kinder Morgan Inc.	11,475	237,647

TOTAL ENERGY		460,382

INDUSTRIALS - 28.6%
Road & Rail - 13.0%
Central Japan Railway Co.	716	117,599	(a)
CSX Corp.	3,379	121,408
East Japan Railway Co.	2,087	180,029	(a)
Norfolk Southern Corp.	1,634	176,586
Union Pacific Corp.	758	78,590

Total Road & Rail		674,212

Transportation Infrastructure - 15.6%
Aeroports de Paris	1,227	131,450	(a)
Atlantia SpA	7,372	172,496	(a)
DP World Ltd.	3,051	53,423	(a)
Fraport AG Frankfurt Airport Services Worldwide	2,706	159,829	(a)
Groupe Eurotunnel SE, Registered Shares	22,855	216,974	(a)
OHL Mexico SAB de CV	81,268	79,936

Total Transportation Infrastructure		814,108

TOTAL INDUSTRIALS		1,488,320

REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.9%
American Tower Corp.	1,781	188,216
Crown Castle International Corp.	1,994	173,019

TOTAL REAL ESTATE		361,235

UTILITIES - 44.7%
Electric Utilities - 21.3%
AusNet Services	90,345	102,905	(a)
Edison International	1,850	133,182
Iberdrola SA	23,103	151,498	(a)
NextEra Energy Inc.	1,751	209,174
PG&E Corp.	1,852	112,546
Red Electrica Corporacion SA	5,208	98,204	(a)
Spark Infrastructure Group	150,684	258,456	(a)
Transmissora Alianca de Energia Eletrica SA	7,000	44,486	(a)

Total Electric Utilities		1,110,451

Gas Utilities - 7.3%
APA Group	44,211	273,162	(a)
Infraestructura Energetica Nova SAB de CV	11,500	50,095	(b)
Tokyo Gas Co., Ltd.	12,500	56,428	(a)

Total Gas Utilities		379,685

Independent Power and Renewable Electricity Producers - 3.7%
EDP Renovaveis SA	18,986	120,601	(a)
Electric Power Development Co., Ltd.	3,180	73,071	(a)

Total Independent Power and Renewable Electricity Producers		193,672

See Notes to Schedule of Investments.

1

RARE GLOBAL INFRASTRUCTURE VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY		SHARES	VALUE
Multi-Utilities - 7.8%
Ameren Corp.		1,015	$53,247
National Grid PLC		7,131	83,399	(a)
Sempra Energy		2,672	268,910

Total Multi-Utilities			405,556

Water Utilities - 4.6%
Aguas Andinas SA, Class A Shares		89,107	46,549
Pennon Group PLC		14,298	145,341	(a)
United Utilities Group PLC		3,990	44,210	(a)

Total Water Utilities			236,100

TOTAL UTILITIES			2,325,464

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,916,771)			4,795,357

	RATE
SHORT-TERM INVESTMENTS - 6.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $348,591)	0.411%	348,591	348,591

TOTAL INVESTMENTS - 98.8% (Cost - $5,265,362#)			5,143,948
Other Assets in Excess of Liabilities - 1.2%			63,525

TOTAL NET ASSETS - 100.0%			$5,207,473

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

RARE Global Infrastructure Value Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

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Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	—	$159,956	—	$159,956
Industrials	$456,520	1,031,800	—	1,488,320
Utilities	873,703	1,451,761	—	2,325,464
Other Common Stocks	821,617	—	—	821,617

Total Long-Term Investments	$2,151,840	$2,643,517	—	$4,795,357

Short-Term Investments†	$348,591	—	—	$348,591

Total Investments	$2,500,431	$2,643,517	—	$5,143,948

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2016, securities valued at $2,643,517 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices in foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$156,593
Gross unrealized depreciation	(278,007)

Net unrealized depreciation	$(121,414)

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2017